Commitments and Contingencies (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Related Party Transaction Domain
Loss Contingencies [Line Items]
Insurance maximum amount	$ 1,000,000
Bergen [Member] | Loan Agreement With Nordea [Member]
Loss Contingencies [Line Items]
Total debt outstanding	$ 14,778